Liquidity and Management Plans (Details Textual) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended		1 Months Ended		2 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Oct. 29, 2012	Apr. 30, 2014 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Oct. 29, 2012 Common Stock [Member]	Nov. 13, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Sep. 30, 2014 IPO [Member]
Liquidity And Management Plans [Line Items]
Net income (numerator for basic and diluted earnings per share)	$ (21,287)	$ (5,847,998)	$ (1,173,363)	$ (36,579,100)	$ (3,242,809)	$ (5,521,081)	$ (5,542,368)				$ 0	$ 0	$ 0
Cash and Cash Equivalents, at Carrying Value, Total	994	18,420,480	3,854,489	18,420,480	3,854,489	1,953,780	1,953,780	0
Stock Issued During Period, Shares, New Issues												4,600,000
Proceeds from Issuance of Common Stock	10,000			0	165,217	200,681	210,681									1,000,000	24,800,000
Debt Conversion, Converted Instrument, Shares Issued				1,833,336
Stock Issued During Period Shares Upon Conversion Of Debt Instrument Interest				96,792
Stock Issued During Period, Shares, Issued for Services												210,527			5,353
Proceeds from Other Equity				900,000	0				700,000	300,000		700,000
Payments for Commissions				100,000
Stockholders Equity Attributable to Parent, Total	(11,287)	18,462,240		18,462,240		(5,345,092)	(5,345,092)	0			19	94	27	0
Working Capital Deficit						$ 5,629,982	$ 5,629,982
Development Stage Entities, Stock Issued, Shares, Issued for Noncash Consideration												41,563